Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
INVESTMENT SECURITIES

4. INVESTMENT SECURITIES

The amortized cost of investment securities and the approximate fair value at December 31, 2011 and 2010 were as follows:

SUMMARY OF INVESTMENT SECURITIES

	September 30,	September 30,	September 30,	September 30,
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2011
Available for sale:
U.S. Treasury obligations	$11,999	$80	$—	$12,079
U.S. Government agencies
U.S. Government agency mortgage-backed securities	423,269	6,264	(629)	428,904
Other mortgage-backed securities	323	—	(27)	296
State and municipal obligations	45,424	3,373	(12)	48,785
Trust preferred securities	12,619	—	(7,711)	4,908
Corporate bonds	19,689	57	(338)	19,408
Other	1,165	—	—	1,165

Total available for sale	514,488	9,774	(8,717)	515,545

Held to maturity:
U.S. Government agency mortgage-backed securities	1,344	69	—	1,413
Other mortgage-backed securities	—	—	—	—

Total held to maturity	1,344	69	—	1,413

Total investment securities	$515,832	$9,843	$(8,717)	$516,958

December 31, 2010
Available for sale:
U.S. Treasury obligations	$47,017	$2	$—	$47,019
U.S. Government agencies
U.S. Government agency mortgage-backed securities	329,973	2,862	(4,348)	328,487
Other mortgage-backed securities	7,472	—	(1,335)	6,137
State and municipal obligations	82,744	593	(940)	82,397
Trust preferred securities	12,867	—	(7,225)	5,642
Other	3,182	—	—	3,182

Total available for sale	483,255	3,457	(13,848)	472,864

Held to maturity:
U.S. Government agency mortgage-backed securities	2,887	116	—	3,003
Other mortgage-backed securities	152	—	—	152

Total held to maturity	3,039	116	—	3,155

Total investment securities	$486,294	$3,573	$(13,848)	$476,019

During 2011, the Company had nine securities called prior to maturity for $27.0 million of proceeds, resulting in gross realized gains of $46 thousand, respectively, 22 available for sale securities were sold prior to maturity for gross proceeds of $61.4 million, which resulted in gross realized gains and losses of $1.9 million and $1.0 million, respectively, three trading securities were sold for gross proceeds of $42.2 million, resulting in gross realized gains of $880 thousand and 20 securities matured, generating $63.6 million of gross proceeds. During 2010, the Company had 16 securities called prior to maturity for $49.2 million of proceeds, resulting in gross realized gains and losses of $27 thousand and $104 thousand, respectively, 72 available for sale securities were sold prior to maturity for gross proceeds of $175.4 million, which resulted in gross realized gains and losses of $4.7 million and $86 thousand, respectively, and 21 securities matured, generating $73.3 million of gross proceeds.

The following table provides the gross unrealized losses and fair value, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010:

GROSS UNREALIZED LOSSES BY INVESTMENT CATEGORY

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
December 31, 2011
U.S. Government agency mortgage-backed securities	$79,221	$(627)	$7,224	$(2)	$86,445	$(629)
Other mortgage-backed securities	—	—	296	(27)	296	(27)
State and municipal obligations	—	—	233	(12)	233	(12)
Corporate bonds	14,231	(338)	—	—	14,231	(338)
Trust preferred securities	—	—	4,908	(7,711)	4,908	(7,711)

Total	$93,452	$(965)	$12,661	$(7,752)	$106,113	$(8,717)
December 31, 2010
U.S. Government agency mortgage-backed securities	$158,432	$(4,348)	$—	$—	$158,432	$(4,348)
Other mortgage-backed securities	—	—	6,289	(1,335)	6,289	(1,335)
State and municipal obligations	34,135	(940)	—	—	34,135	(940)
Trust preferred securities	—	—	5,642	(7,225)	5,642	(7,225)

Total	$192,567	$(5,288)	$11,931	$(8,560)	$204,498	$(13,848)

The Company determines whether unrealized losses are temporary in nature in accordance with FASB ASC 325-40, when applicable, and FASB ASC 320-10. The evaluation is based upon factors such as the creditworthiness of the underlying borrowers, performance of the underlying collateral, if applicable, and the level of credit support in the security structure. Management also evaluates other facts and circumstances that may be indicative of an OTTI condition. This includes, but is not limited to, an evaluation of the type of security, length of time and extent to which the fair value has been less than cost and near-term prospects of the issuer.

For the year ended December 31, 2011, the Company’s investment impairment review identified credit losses of $250 thousand on a single issuer trust preferred security for which the Company had recorded an OTTI charge in 2010. For the year ended December 31, 2010, the Company’s investment impairment review identified credit losses of $950 thousand on a single issuer trust preferred security and $379 thousand on a private label mortgage-backed security for which the Company had recorded an OTTI charge in 2009. Application of the guidance did not have an impact on any other securities in an unrealized loss position at December 31, 2011 or 2010.

The following is a roll-forward for the years ended December 31, 2011 and 2010 of OTTI charges recognized in earnings as a result of credit losses on investments:

CUMULATIVE OTTI RECOGNIZED IN OPERATIONS

September 30,
At or for the Year Ended December 31, 2011	Amount
Cumulative OTTI, beginning of year	$10,683
Additional increase as a result of net impairment losses recognized on investments	250
Decrease as a result of the sale of an investment with net impairment losses	(730)

Cumulative OTTI, end of year	$10,203

September 30,
At or for the Year Ended December 31, 2010	Amount
Cumulative OTTI, beginning of year	$9,354
Additional increase as a result of net impairment losses recognized on investments	1,329

Cumulative OTTI, end of year	$10,683

U.S. Government Agency Mortgage-Backed Securities. At December 31, 2011, the gross unrealized loss in the category of less than 12 months of $627 thousand consisted of six mortgage-backed securities with an estimated fair value of $79.2 million issued and guaranteed by a U.S. Government sponsored agency. The gross unrealized loss in the category of 12 months or longer of $2 thousand consisted of one mortgage-backed security with an estimated fair value of $7.2 million issued and guaranteed by a U.S. Government sponsored agency. The Company monitors key credit metrics such as delinquencies, defaults, cumulative losses and credit support levels to determine if an OTTI exists. As of December 31, 2011, management concluded that an OTTI did not exist on any of the aforementioned securities based upon its assessment. Management also concluded that it does not intend to sell the securities, and that it is not more likely than not it will be required to sell the securities, before their recovery, which may be maturity, and management expects to recover the entire amortized cost basis of these securities.

Other Mortgage-Backed Securities. At December 31, 2011, the gross unrealized loss in the category 12 months or longer of $27 thousand consisted of one non-agency mortgage-backed security with an estimated fair value of $296 thousand. This security was rated “AAA” by at least one nationally recognized rating agency. The Company monitors key credit metrics such as delinquencies, defaults, cumulative losses and credit support levels to determine if an OTTI exists. As of December 31, 2011, management concluded that an OTTI did not exist on this security and believes the unrealized loss is due to increases in market interest rates since the time the underlying security was purchased. Management also concluded that it does not intend to sell the security, and that it is not more likely than not it will be required to sell the security, before its recovery, which may be maturity, and management expects to recover the entire amortized cost basis of this security.

State and Municipal Obligations. At December 31, 2011, the gross unrealized loss in the category of 12 months or longer of $12 thousand consisted of one municipal security with an estimated fair value of $233 thousand. This security was rated “A1” by at least one nationally recognized rating agency. The Company believes the unrealized loss is due to increases in market interest rates since the time the underlying security was purchased. The Company monitors rating changes in those issues rated by a nationally recognized rating agency and performs in-house credit reviews on those non-rated issues. The Company believes recovery of fair value is expected as the security approaches its maturity date or as valuations for the security improves as market yields change. As of December 31, 2011, management concluded that an OTTI did not exist on the security based upon its assessment. Management also concluded that it does not intend to sell the security, and that it is not more likely than not it will be required to sell the security, before their recovery, which may be maturity, and management expects to recover the entire amortized cost basis of this security.

Corporate Bonds. At December 31, 2011, the gross unrealized loss in the category of less than 12 months of $338 thousand consisted of three corporate debt securities with an estimated fair value of $14.2 million. As of December 31, 2011, management concluded that an OTTI did not exist on these securities and believes the unrealized losses are due to increases in market interest rates since the time the underlying securities were purchased. The Company monitors corporate debt ratings as well as evaluates the credit quality of the issuer to determine if an OTTI exists. As of December 31, 2011, management concluded that an OTTI did not exist on the aforementioned securities based upon its assessment. Management also concluded that it does not intend to sell the securities, and that it is not more likely than not it will be required to sell the securities, before their recovery, which may be maturity, and management expects to recover the entire amortized cost basis of these securities.

Trust Preferred Securities. At December 31, 2011, the gross unrealized loss in the category of 12 months or longer of $7.7 million consisted of two trust preferred securities. The trust preferred securities are comprised of one non-rated single issuer security with an amortized cost of $3.8 million and an estimated fair value of $1.1 million, and one non-investment grade rated pooled security with an amortized cost of $8.8 million and estimated fair value of $3.8 million.

For the pooled security, the Company monitors each issuer in the collateral pool with respect to financial performance using data from the issuer’s most recent regulatory reports as well as information on issuer deferrals and defaults. Also the security structure is monitored with respect to collateral coverage and current levels of subordination. Expected future cash flows are projected assuming additional defaults and deferrals based on the performance of the collateral pool. The non-investment grade pooled security is in a senior position in the capital structure. The security had a 2.00 times principal coverage. As of the most recent reporting date interest has been paid in accordance with the terms of the security. The Company reviews projected cash flow analysis for adverse changes in the present value of projected future cash flows that may result in an other-than-temporary credit impairment to be recognized through earnings. The most recent valuations assumed no recovery on any defaulted collateral, no recovery on any deferring collateral and additional 3.6% defaults or deferrals’ every 3 years with no recovery rate. As of December 31, 2011, management concluded that an OTTI did not exist on the aforementioned security based upon its assessment. Management also concluded that it does not intend to sell the security, and that it is not more likely than not it will be required to sell the security, before their recovery, which may be maturity, and management expects to recover the entire amortized cost basis of this security.

The financial performance of the single issuer trust preferred security is monitored on a quarterly basis using data from the issuer’s most recent regulatory reports to assess the probability of cash flow impairment. Expected future cash flows are projected incorporating the contractual cash flow of the security adjusted, if necessary, for potential changes in the amount or timing of cash flows due to the underlying creditworthiness of the issuer and covenants in the security.

In August 2009, the issuer of the single issuer trust preferred security elected to defer its normal quarterly dividend payment. As contractually permitted, the issuer may defer dividend payments up to five years with accumulated dividends, and interest on those deferred dividends, payable upon the resumption of its scheduled dividend payments. The issuer is currently operating under an agreement with its regulators. The agreement stipulates the issuer must receive permission from its regulators prior to resuming its scheduled dividend payments.

During the year ended December 31, 2011, the Company recorded a credit related OTTI charge of $250 thousand related to this deferring single issuer trust preferred security. Based on the Company’s most recent evaluation, the Company does not expect the issuer to default on the security based primarily on the issuer’s subsidiary bank reporting that it meets the minimum regulatory requirements to be considered a “well capitalized” institution. However the Company recognizes the length of time the issue has been in deferral, the difficult economic environment and some weakened performance measures increases the probability that a full recovery of principal and anticipated dividends may not be realized. In recognition of that increased probability, the Company concluded that the decline in the security was other than temporary.

The amortized cost and estimated fair value of the investment securities, by contractual maturity, at December 31, 2011 is shown below. Actual maturities will differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

CONTRACTUAL MATURITIES OF INVESTMENT SECURITIES

	September 30,	September 30,	September 30,	September 30,
	Available for Sale		Held to Maturity
December 31, 2011	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$9,789	$9,820	$—	$—
Due after one year through five years	29,903	29,693	—	—
Due after five years through ten years	3,817	4,204	—	—
Due after ten years	47,387	42,628	—	—

Total investment securities, excluding mortgage-backed securities	90,896	86,346	—	—

U.S. Government agency mortgage-backed securities	423,269	428,904	1,344	1,413
Other mortgage-backed securities	323	296	—	—

Total investment securities	$514,488	$515,545	$1,344	$1,413

At December 31, 2011, the Company had $122.1 million, amortized cost, and $126.3 million, estimated fair value, of investment securities pledged to secure public deposits. At December 31, 2011, the Company had $113.1 million, amortized cost, and $114.7 million, estimated fair value, of investment securities pledged as collateral on secured borrowings.